RISK MANAGEMENT - Structural interest rate risk - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924	307,752,748
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,846,622	25,716,022
Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	100,123,943	143,874,488
Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,078,186	53,769,933
Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,736,612	28,968,028
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	44,672,561	55,424,277
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924	307,752,748
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,932,053	59,225,849
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,005,117	25,201,158
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,926,936	34,024,691
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,273,697	85,530,244
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,008,761	6,947,437
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	33,911,426	36,252,017
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,107,280	18,492,124
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,246,230	23,838,666
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	74,293,894	89,097,128
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	74,293,894	89,097,128
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	841,505	617,201
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	841,505	514,864
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		9,727
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		92,610
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,087,921	10,672,415
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,608,690	8,935,468
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	835,124	1,169,368
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	77,463	501,221
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	566,644	66,358
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,335,944	2,882,157
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,417	50,860
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	48,775	244,198
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	91,354	173,335
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,192,398	2,413,764
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,973,414	24,242,553
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,262,503	3,323,809
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,698,824	11,132,293
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,877,438	3,823,854
Borrowing from banks and similar [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,134,649	5,962,597
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,362,221	32,257,932
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	633,431	296,675
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,875,058	3,923,750
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	543,176	5,940,106
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,310,556	22,097,401
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,357,275	3,227,269
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,386,311	1,188,693
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	708,979	955,697
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	39,901	37,388
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,222,084	$ 1,045,491